Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Statutory Reserve	Non-Controlling Interests	Retained Earnings	Total
Balance at Oct. 31, 2022			$ 150,000	$ 925,226	$ (418,813)	$ 328,739	$ 175,981	$ 2,461,097	$ 3,622,230
Balance (in Shares) at Oct. 31, 2022	7,575,000	7,425,000
Net (loss)/income							69,006	1,909,271	1,978,277
Appropriated statutory surplus reserves						186,821		(186,821)
Foreign currency translation adjustment					(39,443)				(39,443)
Balance at Oct. 31, 2023			150,000	925,226	(458,256)	515,560	244,987	4,183,547	5,561,064
Balance (in Shares) at Oct. 31, 2023	7,575,000	7,425,000
Capital Contributions				787,266					787,266
Net (loss)/income							67,496	1,813,170	1,880,666
Appropriated statutory surplus reserves						189,836		(189,836)
Foreign currency translation adjustment					36,714				36,714
Balance at Oct. 31, 2024			150,000	1,712,492	(421,542)	705,396	312,483	5,806,881	8,265,710
Balance (in Shares) at Oct. 31, 2024	7,575,000	7,425,000
Net (loss)/income							9,245	165,925	175,170
Foreign currency translation adjustment					(108,280)				(108,280)
Balance at Apr. 30, 2025			150,000	1,712,492	(529,822)	705,396	321,728	5,972,806	8,332,600
Balance (in Shares) at Apr. 30, 2025	7,575,000	7,425,000
Balance at Oct. 31, 2024			150,000	1,712,492	(421,542)	705,396	312,483	5,806,881	8,265,710
Balance (in Shares) at Oct. 31, 2024	7,575,000	7,425,000
Capital Contributions			16,250	5,578,676					5,594,926
Capital Contributions (in Shares)	1,625,000
Net (loss)/income							16,096	2,026	18,122
Appropriated statutory surplus reserves						82,727		(82,727)
Adjustments to Additional Paid-In Capital - Stock Issuance Costs				(1,319,058)					(1,319,058)
Foreign currency translation adjustment					52,666				52,666
Balance at Oct. 31, 2025			166,250	5,972,110	(368,876)	788,123	328,579	5,726,180	12,612,366
Balance (in Shares) at Oct. 31, 2025	9,200,000	7,425,000
Net (loss)/income							(2,504)	610,432	607,928
Appropriated statutory surplus reserves						13,386		(13,386)
Foreign currency translation adjustment					280,847				280,847
Balance at Apr. 30, 2026			$ 166,250	$ 5,972,110	$ (88,029)	$ 801,509	$ 326,075	$ 6,323,226	$ 13,501,141
Balance (in Shares) at Apr. 30, 2026	9,200,000	7,425,000